Stockholders' Equity - Outstanding Common Stock Warrants (Details 1) (USD $)					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Nov. 12, 2013	Dec. 31, 2013 Warrants	Nov. 30, 2013 Warrants	Dec. 31, 2012 Warrants	Mar. 31, 2014 Warrants Senior Subordinated Notes Strike Price 3.62	Dec. 31, 2013 Warrants Senior Subordinated Notes Strike Price 3.62	Mar. 31, 2014 Warrants Senior Subordinated Notes Strike Price 4.34	Dec. 31, 2013 Warrants Senior Subordinated Notes Strike Price 4.34	Mar. 31, 2014 Warrants Placement Agent Preferred Stock - Class D	Dec. 31, 2013 Warrants Placement Agent Preferred Stock - Class D	Mar. 31, 2014 Warrants Common Stock Investor Warrants		Dec. 31, 2013 Warrants Common Stock Investor Warrants		Mar. 31, 2014 Warrants Placement Agent Warrants - Common Stock		Dec. 31, 2013 Warrants Placement Agent Warrants - Common Stock		Mar. 31, 2014 Warrants Placement Agent Preferred Stock - Class E	Dec. 31, 2013 Warrants Placement Agent Preferred Stock - Class E
Class of Warrant or Right [Line Items]
Outstanding common stock warrants, date issued					2009 December	2009 December	2009 December	2009 December	2012 December	2012 December	2013 August	[1]	2013 August	[1]	2013 August	[1]	2013 August	[1]	2013 November	2013 November
Outstanding common stock warrants expiration date					2014 December	2014 December	2014 December	2014 December	2017 December	2017 December	2018 August	[1]	2018 August	[1]	2018 August	[1]	2018 August	[1]	2018 November	2018 November
Strike price of common stock warrant					$ 3.62	$ 3.62	$ 4.34	$ 4.34	$ 0.71	$ 0.71	$ 0.50	[1]	$ 0.50	[1]	$ 0.50	[1]	$ 0.50	[1]	$ 0.55	$ 0.55
Outstanding common stock warrants, total warrants outstanding and exercisable		$ 3,555,120			$ 138,260	$ 138,260	$ 138,260	$ 138,260	$ 704,200	$ 704,200	$ 1,463,667	[1]	$ 1,463,667	[1]	$ 292,733	[1]	$ 292,733	[1]	$ 818,000	$ 818,000
Outstanding common stock warrants total exercise price		$ 2,928,082			$ 500,000	$ 500,000	$ 600,000	$ 600,000	$ 499,982	$ 499,982	$ 731,834	[1]	$ 731,834	[1]	$ 146,367	[1]	$ 146,367	[1]	$ 449,900	$ 449,900
Outstanding common stock warrants weighted average exercise price	0.50	0.82	0.55	1.10

[1]	warrants classified as liabilities